FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of quantitative information about the Group's Level 3 fair value measurements of intangible assets

		Valuation		Range of discount
	Fair value	techniques	Unobservable inputs	rates
Intangible assets in 2021	10,418	Relief-from-royalty method	Royalty rate	1%‑6%
			Discount rate	13.8%‑16%
			Terminal growth rate	3%
Intangible assets in 2022	7,312	Relief-from-royalty method	Royalty rate	1%‑6%
			Discount rate	13%‑15%
			Terminal growth rate	3%